General information	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
Note 1 - General information
Borr Drilling Limited was incorporated in Bermuda on August 8, 2016. We are listed on the Oslo Stock Exchange and since July 31, 2019, on the New York Stock Exchange under the ticker “BORR”. Borr Drilling Limited is an international offshore drilling contractor providing services to the oil and gas industry, with the ambition of acquiring and operating modern jack-up drilling rigs. As of December 31, 2020, we had 24 total jack-up rigs, including 12 rigs “warm stacked” and 1 rig “cold stacked,” and had agreed to purchase five additional premium jack-up rigs under construction.
As used herein, and unless otherwise required by the context, the term “Borr Drilling” refers to Borr Drilling Limited and the terms “Company,” “we,” “Group,” “our” and words of similar import refer to Borr Drilling and its consolidated companies. The use herein of such terms as “group”, “organization”, “we”, “us”, “our” and “its”, or references to specific entities, is not intended to be a precise description of corporate relationships.
Basis of presentation
The consolidated financial statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States Dollars (“U.S. dollar or $”) rounded to the nearest million, unless otherwise stated.
The consolidated financial statements present the financial position of Borr Drilling Limited and its subsidiaries. Investments in companies in which the Company controls, or directly or indirectly holds more than 50% of the voting rights are consolidated in the financial statements.
Basis of consolidation
The consolidated financial statements include the assets and liabilities of the Company. All intercompany balances, transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company’s interest in the entity. The non-controlling interests of subsidiaries were included in the Consolidated Balance Sheet and Statement of Operations as “Non-controlling interest”. Profit or loss and each component of other comprehensive income are attributed to the shareholders of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
A variable interest entity (“VIE”) is defined by U.S. GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity’s residual returns or are exposed to a majority of its expected losses.
Going concern
The Company has incurred significant losses since inception and may be dependent on additional financing in order to fund future losses that may arise in the next 12 months if the Company's rigs are unable to secure continued work or if payments from its customers, particularly in Mexico, does not improve or deteriorates, and to meet capital expenditure commitments mainly for activations of newbuild rigs. In addition to this we are experiencing the impact of current unprecedented market conditions as a result of the global market reaction to the COVID-19 pandemic, together with uncertainty around the extent and timing for an economic recovery. Our customers have reacted to this crisis by significantly reducing their spending, which resulted in a weakened demand combined with pricing pressure for our services. At this stage we cannot predict with reasonable accuracy the impact of these extreme market conditions on the Company. During the first half of 2020, we received early terminations for three ongoing contracts and one cancellation of an upcoming contract which we believe pertained to the pandemic, and we have also experienced incremental costs as a result to safely conduct our operations and to proactively manage our available liquidity. While our recent renegotiation of credit facilities and newbuild deliveries in January 2021, and concurrent equity raise, have stabilized our liquidity situation in a base case scenario through 2022, we have limited ability to respond to negative incidents or multiple downside scenarios, without additional financing or by raising further capital. Therefore, we have concluded that there exists substantial doubt over our ability to continue as a Going Concern.

To help manage our downside scenario risk, on September 30, 2020, we announced certain amendments to the Syndicated Facility and Hayfin Facility, subject to certain conditions including the shipyards agreeing the same. The key announced amendments were: (i) extend the maturity on the Syndicated Facility and the Hayfin Facility to January 2023, (ii) no bank debt amortization before maturity, (iii) amending the level of the minimum cash covenant until expiry of the Syndicated Facility and the Hayfin Facility, (iv) extend the maturity of interest payments due September 30, 2020 and December 31, 2020 with the banks 12 months, and (v) defer requirement to replenish the minimum restricted liquidity account with Hayfin until September 30, 2021. On September 30, 2020, we announced pricing of an equity offering which closed on October 5, 2020, raising gross proceeds of $27.5 million. On November 13, 2020, we announced launch of a subsequent offering which settled on November 27, 2020, raising gross proceeds of $5.3 million. The sale of "Atla" and "Eir" closed in the fourth quarter of 2020, and the sale of "Balder" closed in February 2021, raising gross proceeds of $17.5 million.

In addition, in January 2021, we amended certain of our shipyard financing agreements, whereby we pay $12 million in 2021 and $24 million in 2022, to our shipyards, in order to defer debt amortisation, interest payments and maturity payments (including deposits for five newbuild rigs) into 2023. As a condition of these agreements, we raised a gross amount of $46 million in new equity in January 2021. The shipyard agreements, and new equity, satisfied the conditions precedent to the Syndicated Facility and the Hayfin Facility in September 2020 discussed above. All of these amendments were effective on January 30, 2021.
We will continue to explore additional financing opportunities and strategic sale of a limited number of modern jack-ups in order to further strengthen the liquidity of the Company. While we have confidence that these actions will enable us to better manage our liquidity position, and we have a track record of delivering additional financing and selling rigs, there is no guarantee that any additional financing or sale measures will be concluded successfully.
Reverse Share Split
On June 21, 2019 the Company’s Board of Directors approved a 5-to-1 reverse share split of the Company’s shares (the “Reverse Split”). Upon effectiveness of the Reverse Split on June 26, 2019, every five shares of the Company’s issued and outstanding ordinary shares, par value $0.01 per share was combined into one issued and outstanding ordinary share, par value $0.05 per share. Unless otherwise indicated, all Share and per Share data in these financial statements is adjusted to give effect to our Reverse Share Split and is approximate due to rounding.
Use of estimates
Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.